LONG-TERM INVESTMENTS, NET - Investments accounted for at fair values, additional information (Details) - CNY (¥) ¥ in Thousands		1 Months Ended	12 Months Ended
	Aug. 14, 2017	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2017
Long-term investments, net
Fair Value			¥ 6,480,322	¥ 2,060,849
Investments in preferred shares			¥ 6,693,484	¥ 2,136,968
Wealth Management Product [Member]
Long-term investments, net
Maturity period			1 year
IFM Investments Limited
Long-term investments, net
Percentage of ownership interest acquired			37.60%	37.60%
Fair Value			¥ 218,600	¥ 225,900
Investments made		¥ 308,000	438,000
Deemed marketing expense			317,900
IFM Investments Limited | Secured loan to IFM controlling Shareholder
Long-term investments, net
Loan provided		¥ 130,000	32,600	41,500
Percentage of ownership secured the loan		17.50%
Fair value of additional investment and loan		¥ 120,100
IFM Investments Limited | Convertible Preferred Stock [Member]
Long-term investments, net
Percentage of ownership interest acquired					10.00%
Fair Value			246,007	238,294
Number of preferred shares purchased					308,084,916
Investments in preferred shares			¥ 221,694	¥ 203,154	¥ 60,000
IFM Investments Limited | Investment in convertible note
Long-term investments, net
Principal amount	¥ 40,000
Maturity period	30 months
Interest rate	12.00%